MORGAN STANLEY CAPITAL GROWTH SECURITIES                  Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 2001               New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended April 30, 2001, was particularly difficult for growth investors. At the beginning of the period, the U.S. equity markets were becoming increasingly concerned about a potential recession and its corresponding negative effects on corporate profits and earnings. Preannouncements of disappointing earnings by several prominent technology and financial-services companies in late 2000 resulted in a further deterioration of the financial climate. Also weighing on the market were concerns about a possible slowdown in capital spending, as well as uncertainty about the outcome of the presidential election. Sectors whose earnings are not sensitive to the economy, such as food, tobacco and utilities, showed positive performance during the latter part of 2000, as did early-cycle sectors (e.g., brokerages, consumer financials and asset managers) that were widely expected to benefit from an anticipated rate easing by the Federal Reserve Board. Telecommunications services and technology were the worst-performing sectors, reflecting tax selling, a slowdown in capital spending and the inability of emerging telecommunications service providers to access additional capital.

As the Fed moved to cut interest rates in early January, the market reversed course and telecommunications services and technology stocks rallied sharply. Defensive sectors, including utilities and health-care services, sold off amid hopes that the Fed would move swiftly to avoid a recession. In late January, however, the market again sold off on fears of continued economic weakness and associated earnings disappointments. By late March, the market's decline met the traditional definition of a bear market, with most major indexes off 20 percent or more from their peaks a year earlier. But then in April, stocks staged a major rally across the board. Growth and value stocks across the market capitalization spectrum posted gains for the month.

PERFORMANCE AND PORTFOLIO STRATEGY

On June 18, 2001, Morgan Stanley Dean Witter Capital Growth Securities was renamed Morgan Stanley Capital Growth Securities. For the six-month period ended April 30, 2001, the Class B shares of the

MORGAN STANLEY CAPITAL GROWTH SECURITIES

Fund produced a total return of -15.05 percent, compared to -12.06 percent for the Standard & Poor's 500 Index (S&P 500).* For the same period, the Fund's Class A, C and D shares produced total returns of -14.71 percent, -15.03 percent and -14.61 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's performance suffered on both an absolute and a relative basis when the Fed made its first interest-rate cut of 2001, in early January. Since that time we have been repositioning the Fund's portfolio in consideration of the Fed's current, more-accommodative interest-rate policy. Because we believe that the stock market has begun a bottoming process, we reduced some of the Fund's positions in the energy, financial services and consumer sectors, investing the proceeds in more-cyclical areas, including, selectively, the technology sector. The Fund continues to invest in companies across the market-cap spectrum.

At the end of April, the Fund had 23 percent of its assets in technology, 20 percent in the consumer sector, 17 percent in financial services, 11 percent each in capital goods and basic industry, 10 percent in health care and 8 percent in energy. The Fund's 10 largest holdings were Alcoa, Alcan, Americredit, CSX, Centex, CEC Entertainment, Comcast, Golden West Financial, Microsoft and the Shaw Group.

LOOKING AHEAD

Although we continue to have a favorable long-term outlook for the stock market, we expect that volatility will continue in the short term. Going forward, we do not anticipate making any dramatic shifts in the Fund's strategy.

We appreciate your ongoing support of Morgan Stanley Capital Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY CAPITAL GROWTH SECURITIES

FUND PERFORMANCE April 30, 2001 (unaudited)



                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 4/30/01
-------------------------
1 Year                      (18.03)%(1)  (22.33)%(2)
Since Inception (7/28/97)     8.13 %(1)     6.59%(2)

                   CLASS C+
----------------------------------------------
PERIOD ENDED 4/30/01
-------------------------
1 Year                      (18.63)%(1)  (19.36)%(2)
Since Inception (7/28/97)      7.41%(1)     7.41%(2)

                  CLASS B**
----------------------------------------------
PERIOD ENDED 4/30/01
-------------------------
1 Year                      (18.72)%(1)  (22.32)%(2)
5 Years                       11.14%(1)    10.96%(2)
10 Years                       9.70%(1)     9.70%(2)

                  CLASS D++
----------------------------------------------
PERIOD ENDED 4/30/01
-------------------------
1 Year                      (17.85)%(1)
Since Inception (7/28/97)      8.38%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (97.4%)
            Aerospace & Defense (1.6%)
 300,000    BE Aerospace, Inc.*..........  $  6,450,000
                                           ------------
            Alternative Power Generation (0.9%)
 100,000    NRG Energy, Inc.*............     3,575,000
                                           ------------
            Aluminum (4.7%)
 200,000    Alcan Aluminum Ltd.
             (Canada)....................     8,900,000
 250,000    Alcoa, Inc. .................    10,350,000
                                           ------------
                                             19,250,000
                                           ------------
            Apparel & Footwear (1.1%)
  30,000    Jones Apparel Group, Inc.*...     1,192,200
 125,000    Polo Ralph Lauren Corp.*.....     3,250,000
                                           ------------
                                              4,442,200
                                           ------------
            Apparel/Footwear Retail
             (0.3%)
  35,000    Abercrombie & Fitch Co.
             (Class A)*..................     1,165,500
                                           ------------

            Beverages  Non-Alcoholic
             (0.3%)
  30,000    Pepsi Bottling Group, Inc.
             (The).......................     1,200,600
                                           ------------
            Broadcasting (0.7%)
 150,000    Radio One, Inc.*.............     2,818,500
                                           ------------
            Cable/Satellite TV (2.4%)
 225,000    Comcast Corp. (Class A
             Special)*...................     9,879,750
                                           ------------
            Computer Processing Hardware (2.7%)
 300,000    Apple Computer, Inc.*........     7,647,000
 135,000    Dell Computer Corp.*.........     3,549,150
                                           ------------
                                             11,196,150
                                           ------------
            Contract Drilling (0.4%)
  30,000    Nabors Industries, Inc.*.....     1,788,600
                                           ------------

            Department Stores (0.5%)
  50,000    Federated Department Stores,
             Inc.*.......................     2,149,000
                                           ------------

            Discount Stores (0.7%)
  40,000    BJ's Wholesale Club, Inc.*...     1,812,000
  75,000    Dollar General Corp. ........     1,237,500
                                           ------------
                                              3,049,500
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Electric Utilities (1.6%)
   9,800    Aquila, Inc.*................  $    297,038
 150,000    Mirant Corp.*................     6,120,000
                                           ------------
                                              6,417,038
                                           ------------
            Electronic Components (0.8%)
  40,000    NVIDIA Corp.*................     3,332,000
                                           ------------

            Electronic Production Equipment (8.9%)
 150,000    Applied Materials, Inc.*.....     8,190,000
 100,000    Brooks Automation, Inc.*.....     6,261,000
 250,000    Lam Research Corp.*..........     7,400,000
 164,300    LTX Corp.*...................     4,422,956
  40,000    Novellus Systems, Inc.*......     2,206,000
  50,000    Synopsys, Inc.*..............     2,871,500
 125,000    Teradyne, Inc.*..............     4,937,500
                                           ------------
                                             36,288,956
                                           ------------
            Environmental Services (1.0%)
 225,000    Republic Services, Inc.*.....     4,050,000
                                           ------------

            Finance/Rental/Leasing (4.3%)
 200,000    AmeriCredit Corp.*...........     9,272,000
  60,000    Household International,
             Inc. .......................     3,841,200
 200,000    IndyMac Bancorp, Inc.*.......     4,580,000
                                           ------------
                                             17,693,200
                                           ------------
            Financial Conglomerates
             (2.0%)
 425,000    Conseco, Inc. ...............     8,087,750
                                           ------------

            Financial Publishing/Services (0.7%)
  50,000    SunGard Data Systems Inc.*...     2,763,500
                                           ------------

            Food Retail (0.6%)
 100,000    Kroger Co.*..................     2,259,000
                                           ------------

            Gas Distributors (1.9%)
 100,000    Equitable Resources, Inc. ...     8,000,000
                                           ------------

            Home Building (3.2%)
 200,000    Centex Corp. ................     8,630,000
 150,000    KB HOME......................     4,533,000
                                           ------------
                                             13,163,000
                                           ------------
            Hospital/Nursing Management (1.6%)
 150,000    Tenet Healthcare Corp.*......     6,696,000
                                           ------------

            Industrial Conglomerates
             (1.9%)
 100,000    United Technologies Corp. ...     7,808,000
                                           ------------

            Information Technology Services (0.9%)
 135,000    Citrix Systems, Inc.*........     3,834,000
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued



NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Investment Banks/Brokers (1.1%)
  60,000    Lehman Brothers Holdings,
             Inc. .......................  $  4,365,000
                                           ------------

            Major Banks (2.0%)
 125,000    Bank One Corp. ..............     4,721,250
  15,000    PNC Financial Services
             Group.......................       976,050
  50,000    Wells Fargo & Co. ...........     2,348,500
                                           ------------
                                              8,045,800
                                           ------------
            Managed Health Care (0.8%)
 200,000    Caremark Rx, Inc.*...........     3,170,000
                                           ------------

            Medical Distributors (3.1%)
  50,000    AmeriSource Health Corp.
             (Class A)*..................     2,700,000
 200,000    Henry Schein, Inc.*..........     7,684,000
  75,000    McKesson HBOC, Inc. .........     2,313,000
                                           ------------
                                             12,697,000
                                           ------------
            Medical Specialties (1.6%)
 150,000    Cooper Companies, Inc. ......     6,660,000
                                           ------------

            Medical/Nursing Services (1.5%)
 125,000    Lincare Holdings, Inc.*......     6,233,750
                                           ------------

            Metals Fabrications (2.1%)
 150,000    Shaw Group, Inc. (The)*......     8,550,000
                                           ------------
            Miscellaneous Commercial Services (2.1%)
 125,000    Sabre Holdings Corp. (Class
             A)*.........................     6,232,500
 125,000    Sylvan Learning Systems,
             Inc.*.......................     2,527,500
                                           ------------
                                              8,760,000
                                           ------------
            Oil & Gas Pipelines (0.5%)
  35,000    Dynegy Inc. (Class A)........     2,024,750
                                           ------------

            Oil & Gas Production (4.1%)
  20,000    Newfield Exploration Co.*....       720,000
 100,000    Noble Affiliates, Inc. ......     4,347,000
 450,000    Ocean Energy, Inc. ..........     8,329,500
 120,000    Pogo Producing Co. ..........     3,553,200
                                           ------------
                                             16,949,700
                                           ------------
            Oil Refining/Marketing (2.7%)
 100,000    Sunoco, Inc. ................     3,802,000
 150,000    Valero Energy Corp. .........     7,224,000
                                           ------------
                                             11,026,000
                                           ------------
            Oilfield Services/Equipment (0.6%)
  30,000    BJ Services Co.*.............     2,467,500
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Other Consumer Services
             (1.9%)
 450,000    Cendant Corp.*...............  $  7,983,000
                                           ------------

            Package Software (5.0%)
 125,000    Autodesk, Inc. ..............     4,357,500
 425,000    Compuware Corp.*.............     4,369,000
 135,000    Microsoft Corp.*.............     9,146,250
 175,000    Oracle Corp.*................     2,828,000
                                           ------------
                                             20,700,750
                                           ------------
            Railroads (2.1%)
 250,000    CSX Corp. ...................     8,767,500
                                           ------------

            Recreational Products (1.9%)
 150,000    Callaway Golf Co. ...........     3,639,000
 250,000    Mattel, Inc. ................     4,037,500
                                           ------------
                                              7,676,500
                                           ------------
            Regional Banks (2.1%)
 120,000    Fifth Third Bancorp..........     6,451,200
 100,000    U.S. Bancorp.................     2,118,000
                                           ------------
                                              8,569,200
                                           ------------
            Restaurants (2.2%)
 175,000    CEC Entertainment, Inc.*.....     8,968,750
                                           ------------

            Savings Banks (4.0%)
 150,000    Golden West Financial
             Corp. ......................     8,805,000
 150,000    Washington Mutual, Inc. .....     7,489,500
                                           ------------
                                             16,294,500
                                           ------------
            Semiconductors (2.9%)
 175,000    Advanced Micro Devices,
             Inc.*.......................     5,425,000
  50,000    International Rectifier
             Corp.*......................     2,775,000
  85,000    Micron Technology, Inc.*.....     3,857,300
                                           ------------
                                             12,057,300
                                           ------------
            Services to the Health Industry (2.7%)
  85,000    Advance PCS*.................     4,896,000
 275,000    Omnicare, Inc. ..............     6,105,000
                                           ------------
                                             11,001,000
                                           ------------
            Specialty Insurance (1.8%)
 100,000    Ambac Financial Group,
             Inc. .......................     5,381,000
  30,000    XL Capital Ltd. (Class A)
             (Bermuda)...................     2,124,000
                                           ------------
                                              7,505,000
                                           ------------
            Specialty Stores (2.0%)
 325,000    Staples, Inc.*...............     5,287,750
 125,000    Toys 'R' Us, Inc.*...........     3,100,000
                                           ------------
                                              8,387,750
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued



NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Tobacco (0.9%)
  75,000    Philip Morris Companies,
             Inc. .......................  $  3,758,250
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $359,268,927)..........   399,976,244
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (2.3%)
            REPURCHASE AGREEMENT
  $9,285    Joint repurchase agreement
             account 4.57% due 05/01/01
             (dated 04/30/01; proceeds
             $9,286,178)(a)
             (Cost $9,285,000)...........     9,285,000
                                           ------------


TOTAL INVESTMENTS
(Cost $368,553,927)(b)...........    99.7%     409,261,244

OTHER ASSETS IN EXCESS OF
LIABILITIES......................     0.3        1,281,444
                                    -----     ------------

NET ASSETS.......................   100.0%    $410,542,688
                                    =====     ============

---------------------
 *  Non-income producing security.
(a) Collateralized by Federal Agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $46,564,981 and the aggregate gross unrealized depreciation is $5,857,664 resulting in net unrealized appreciation of $40,707,317.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $368,553,927)........................................  $409,261,244
Cash........................................................           326
Receivable for:
    Investments sold........................................     6,157,954
    Shares of beneficial interest sold......................       131,949
    Dividends...............................................        49,500
Prepaid expenses and other assets...........................        48,305
                                                              ------------
    TOTAL ASSETS............................................   415,649,278
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     4,103,949
    Plan of distribution fee................................       333,667
    Shares of beneficial interest repurchased...............       330,279
    Investment management fee...............................       221,392
Accrued expenses and other payables.........................       117,303
                                                              ------------
    TOTAL LIABILITIES.......................................     5,106,590
                                                              ------------
    NET ASSETS..............................................  $410,542,688
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $402,766,904
Net unrealized appreciation.................................    40,707,317
Accumulated net investment loss.............................    (1,869,664)
Accumulated net realized loss...............................   (31,061,869)
                                                              ------------
    NET ASSETS..............................................  $410,542,688
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $5,437,140
Shares Outstanding (unlimited authorized, $.01 par value)...       460,395
    NET ASSET VALUE PER SHARE...............................        $11.81
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $12.46
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $398,704,172
Shares Outstanding (unlimited authorized, $.01 par value)...    35,209,749
    NET ASSET VALUE PER SHARE...............................        $11.32
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $2,023,810
Shares Outstanding (unlimited authorized, $.01 par value)...       177,725
    NET ASSET VALUE PER SHARE...............................        $11.39
                                                              ============
CLASS D SHARES:
Net Assets..................................................    $4,377,566
Shares Outstanding (unlimited authorized, $.01 par value)...       366,107
    NET ASSET VALUE PER SHARE...............................        $11.96
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $3,938 foreign withholding tax)...........  $  1,553,743
Interest....................................................       861,102
                                                              ------------

    TOTAL INCOME............................................     2,414,845
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................         7,311
Plan of distribution fee (Class B shares)...................     2,190,254
Plan of distribution fee (Class C shares)...................        11,024
Investment management fee...................................     1,574,950
Transfer agent fees and expenses............................       332,303
Custodian fees..............................................        32,300
Professional fees...........................................        29,375
Shareholder reports and notices.............................        23,985
Registration fees...........................................        22,212
Trustees' fees and expenses.................................         4,707
Other.......................................................         4,519
                                                              ------------

    TOTAL EXPENSES..........................................     4,232,940
                                                              ------------

    NET INVESTMENT LOSS.....................................    (1,818,095)
                                                              ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................   (25,769,298)
Net change in unrealized appreciation.......................   (54,788,927)
                                                              ------------

    NET LOSS................................................   (80,558,225)
                                                              ------------

NET DECREASE................................................  $(82,376,320)
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                         APRIL 30,         ENDED
                                                           2001        OCTOBER 31, 2000
---------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss..................................  $ (1,818,095)    $  (5,127,249)
Net realized gain (loss).............................   (25,769,298)       67,890,012
Net change in unrealized appreciation................   (54,788,927)       37,777,782
                                                       -------------    -------------

    NET INCREASE (DECREASE)..........................   (82,376,320)      100,540,545
                                                       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.......................................      (650,465)       (1,452,888)
Class B shares.......................................   (53,517,134)     (124,572,319)
Class C shares.......................................      (264,288)         (214,295)
Class D shares.......................................    (6,299,205)      (10,594,159)
                                                       -------------    -------------

    TOTAL DISTRIBUTIONS..............................   (60,731,092)     (136,833,661)
                                                       -------------    -------------

Net increase (decrease) from transactions in shares
 of beneficial interest..............................   (20,794,551)       95,058,623
                                                       -------------    -------------

    NET INCREASE (DECREASE)..........................  (163,901,963)       58,765,507

NET ASSETS:
Beginning of period..................................   574,444,651       515,679,144
                                                       -------------    -------------

    END OF PERIOD
    (Including accumulated net investment losses of
    $1,869,664 and $51,569, respectively)............  $410,542,688     $ 574,444,651
                                                       =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Capital Growth Securities (the "Fund"), formerly Morgan Stanley Dean Witter Capital Growth Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net assets

MORGAN STANLEY CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,241,418 at April 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

MORGAN STANLEY CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

The Distributor has informed the Fund that for the six months ended April 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $67,746 and $216, respectively and received $2,484 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $795,020,424 and $851,943,243, respectively.

For the six months ended April 30, 2001, the Fund incurred $71,690 in brokerage commissions with Morgan Stanley DW Inc. ("MSDW"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At April 30, 2001, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with MSDW of $560,112 and $651,428, respectively.

For the six months ended April 30, 2001, the Fund incurred brokerage commissions of $42,273 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $10,260.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At April 30, 2001, the Fund had an accrued pension liability of $48,725 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

5. FEDERAL INCOME TAX STATUS

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                   APRIL 30, 2001                  OCTOBER 31, 2000
                                                              -------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   -------------
CLASS A SHARES
Sold........................................................      97,048   $  1,299,522          282,896   $   4,539,795
Reinvestment of distributions...............................      49,240        641,599           98,235       1,410,649
Redeemed....................................................    (129,828)    (1,778,022)        (245,359)     (3,822,339)
                                                              ----------   ------------       ----------   -------------
Net increase - Class A......................................      16,460        163,099          135,772       2,128,105
                                                              ----------   ------------       ----------   -------------
CLASS B SHARES
Sold........................................................   1,112,824     13,874,813        4,308,162      68,137,512
Reinvestment of distributions...............................   4,016,908     50,331,855        8,403,850     117,401,782
Redeemed....................................................  (3,447,962)   (41,744,010)      (7,529,809)   (117,971,824)
                                                              ----------   ------------       ----------   -------------
Net increase - Class B......................................   1,681,770     22,462,658        5,182,203      67,567,470
                                                              ----------   ------------       ----------   -------------
CLASS C SHARES
Sold........................................................      23,053        286,580          129,880       2,025,557
Reinvestment of distributions...............................      20,220        254,774           13,398         188,105
Redeemed....................................................     (26,520)      (304,521)         (23,863)       (361,966)
                                                              ----------   ------------       ----------   -------------
Net increase - Class C......................................      16,753        236,833          119,415       1,851,696
                                                              ----------   ------------       ----------   -------------
CLASS D SHARES
Sold........................................................     456,030      6,186,833        1,932,874      31,620,646
Reinvestment of distributions...............................     470,659      6,203,282          732,012      10,592,214
Redeemed....................................................  (4,428,902)   (56,047,256)      (1,135,708)    (18,701,508)
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) - Class D...........................  (3,502,213)   (43,657,141)       1,529,178      23,511,352
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) in Fund.............................  (1,787,230)  $(20,794,551)       6,966,568   $  95,058,623
                                                              ==========   ============       ==========   =============

MORGAN STANLEY CAPITAL GROWTH SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                   FOR THE SIX            FOR THE YEAR ENDED OCTOBER 31,          JULY 28, 1997*
                                                   MONTHS ENDED        ------------------------------------          THROUGH
                                                  APRIL 30, 2001         2000          1999          1998        OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period............      $15.56           $  16.91      $  14.68      $  18.75            $18.10
                                                      ------           --------      --------      --------            ------

Income (loss) from investment operations:
 Net investment loss............................       (0.01)             (0.03)        (0.04)        (0.11)            (0.04)
 Net realized and unrealized gain (loss)........       (2.13)              3.11          3.98         (0.55)             0.69
                                                      ------           --------      --------      --------            ------

Total income (loss) from investment
 operations.....................................       (2.14)              3.08          3.94         (0.66)             0.65
                                                      ------           --------      --------      --------            ------

Less distributions from net realized gain.......       (1.61)             (4.43)        (1.71)        (3.41)               --
                                                      ------           --------      --------      --------            ------

Net asset value, end of period..................      $11.81           $  15.56      $  16.91      $  14.68            $18.75
                                                      ======           ========      ========      ========            ======

TOTAL RETURN+...................................      (14.71)%(1)         20.43 %       29.74 %       (2.84)%            3.59 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................        1.08 %(2)(3)       1.05 %(3)     1.06 %(3)     1.09 %(3)         1.12 %(2)

Net investment loss.............................       (0.09)%(2)(3)      (0.21)%(3)    (0.28)%(3)    (0.69)%(3)        (0.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........      $5,437             $6,908        $5,212        $3,403            $1,684

Portfolio turnover rate.........................         170 %(1)           376 %         557 %         230 %             123 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

                                            FOR THE SIX          FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED         ----------------------------------------------------------------
                                          APRIL 30, 2001++        2000++        1999++        1998++       1997*++         1996
---------------------------------------------------------------------------------------------------------------------------------
                                            (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period....       $15.04              $16.58        $14.53        $18.71        $16.98        $14.40
                                               ------              ------        ------        ------        ------      --------

Income (loss) from investment
 operations:
 Net investment loss....................        (0.05)              (0.15)        (0.17)        (0.23)        (0.21)        (0.11)
 Net realized and unrealized gain
   (loss)...............................        (2.06)               3.04          3.93         (0.54)         4.68          2.69
                                               ------              ------        ------        ------        ------      --------

Total income (loss) from investment
 operations.............................        (2.11)               2.89          3.76         (0.77)         4.47          2.58
                                               ------              ------        ------        ------        ------      --------

Less distributions from net realized
 gain...................................        (1.61)              (4.43)        (1.71)        (3.41)        (2.74)           --
                                               ------              ------        ------        ------        ------      --------

Net asset value, end of period..........       $11.32              $15.04        $16.58        $14.53        $18.71      $  16.98
                                               ======              ======        ======        ======        ======      ========

TOTAL RETURN+...........................       (15.05)%(1)          19.50 %       28.70 %       (3.56)%       31.21 %       17.92 %

RATIOS TO AVERAGE NET ASSETS:
Expenses................................         1.83 %(2)(3)        1.80 %(3)     1.86 %(3)     1.84 %(3)     1.84 %        1.84 %

Net investment loss.....................        (0.84)%(2)(3)       (0.96)%(3)    (1.08)%(3)    (1.44)%(3)    (1.26)%       (0.64)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $398,704            $504,311      $469,991      $441,787      $522,276      $506,571

Portfolio turnover rate.................          170 %(1)            376 %         557 %         230 %         123 %          72 %

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares then held by certain employee benefit plans, have been designated as Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

                                                                                                                  FOR THE PERIOD
                                                   FOR THE SIX            FOR THE YEAR ENDED OCTOBER 31,          JULY 28, 1997*
                                                   MONTHS ENDED        ------------------------------------          THROUGH
                                                  APRIL 30, 2001         2000          1999          1998        OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period............      $ 15.12            $16.64        $14.53        $18.71            $18.10
                                                      -------            ------        ------        ------            ------

Income (loss) from investment operations:
 Net investment loss............................        (0.05)            (0.15)        (0.12)        (0.23)            (0.07)
 Net realized and unrealized gain (loss)........        (2.07)             3.06          3.94         (0.54)             0.68
                                                      -------            ------        ------        ------            ------

Total income (loss) from investment
 operations.....................................        (2.12)             2.91          3.82         (0.77)             0.61
                                                      -------            ------        ------        ------            ------

Less distributions from net realized gain.......        (1.61)            (4.43)        (1.71)        (3.41)               --
                                                      -------            ------        ------        ------            ------

Net asset value, end of period..................      $ 11.39            $15.12        $16.64        $14.53            $18.71
                                                      =======            ======        ======        ======            ======

TOTAL RETURN+...................................       (15.03)%(1)        19.56 %       29.17 %       (3.56)%            3.37 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................         1.83 %(2)(3)      1.80 %(3)     1.53 %(3)     1.84 %(3)         1.85 %(2)

Net investment loss.............................        (0.84)%(2)(3)     (0.96)%(3)    (0.75)%(3)    (1.44)%(3)        (1.54)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........       $2,024            $2,433          $692          $964              $389

Portfolio turnover rate.........................          170 %(1)          376 %         557 %         230 %             123 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CAPITAL GROWTH SECURITIES

                                                                                                                  FOR THE PERIOD
                                                   FOR THE SIX            FOR THE YEAR ENDED OCTOBER 31,          JULY 28, 1997*
                                                   MONTHS ENDED        ------------------------------------          THROUGH
                                                  APRIL 30, 2001         2000          1999          1998        OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period............       $15.72           $17.01        $14.73        $18.76            $18.10
                                                       ------           ------        ------        ------            ------

Income (loss) from investment operations:
 Net investment income (loss)...................         0.02             0.01         (0.01)        (0.07)            (0.02)
 Net realized and unrealized gain (loss)........        (2.17)            3.13          4.00         (0.55)             0.68
                                                       ------           ------        ------        ------            ------

Total income (loss) from investment
 operations.....................................        (2.15)            3.14          3.99         (0.62)             0.66
                                                       ------           ------        ------        ------            ------

Less distributions from net realized gain.......        (1.61)           (4.43)        (1.71)        (3.41)               --
                                                       ------           ------        ------        ------            ------

Net asset value, end of period..................       $11.96           $15.72        $17.01        $14.73            $18.76
                                                       ======           ======        ======        ======            ======

TOTAL RETURN+...................................       (14.61)%(1)       20.74%        30.00 %       (2.59)%            3.65 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................         0.83 %(2)(3)     0.80%(3)      0.86 %(3)     0.84 %(3)         0.82 %(2)

Net investment income (loss)....................         0.16 %(2)(3)     0.04%(3)     (0.08)%(3)    (0.44)%(3)        (0.50)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........       $4,378          $60,792       $39,785       $38,840           $36,863

Portfolio turnover rate.........................          170 %(1)         376%          557 %         230 %             123 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter Hermann
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
CAPITAL GROWTH
SECURITIES


SEMIANNUAL REPORT
APRIL 30, 2001